Principal Diversified Select Real Asset Fund
Supplement dated April 30, 2021
to the Statement of Additional Information dated August 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
On or about May 31, 2021, delete references to KLS Diversified Asset Management LP.

APPENDIX B – PROXY VOTING POLICIES
On or about May 31, 2021, delete the proxy voting policy for KLS Diversified Asset Management LP.